Business combination (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Schedule of Fair Values of Identifiable Assets And Liabilities

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Particulars	(INR)
Acquisition date	July 01, 2025
Non-current assets
Property plant and equipment	82
Intangible assets (including customer relationship)#	1,594
Right of use assets	187
Tax assets (net)	2
Current assets
Inventories	1
Trade receivables	573
Cash and cash equivalents	107
Bank balances other than cash and cash equivalent	7
Others financial assets	29
Contract assets and others	155

2,737

Particulars	(INR)
Non-current liabilities
Interest-bearing loans and borrowings
- Principal portion	473
Lease liabilities	165
Provisions	10
Deferred tax liabilities (net)	144
Other non-financial liabilities	139
Current liabilities
Interest-bearing loans and borrowings
- Principal portion	326
Lease liabilities	28
Trade payables	421
Provisions	10
Other financial liabilities	32
Tax liabilities (net)	1
Other non-financial liabilities	208

1,957

Total identifiable net assets at fair value	780

Non-controlling interest in the acquired entity	100
Purchase consideration	6,211

Goodwill on acquisition	5,531

Schedule Of Revenue And (Loss) / Profit Before Tax

From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	(INR)

Revenue	1,662
Loss before tax	(325)

If the combination had taken place at the beginning of the year, the 3E NV's contribution in Group's revenue and loss before tax for the year would have been:

Particulars	(INR)

Revenue	2,212
Loss before tax	(499)

Schedule of Purchase Consideration of Cash Flows	Purchase consideration - cash flows

Particulars	(INR)

Cash consideration paid*	—
Less: cash balances acquired	(107)

Cash acquired on acquisition of control in jointly controlled entities	107